Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

Emdeon Inc.

Schedule II—Valuation and Qualifying Accounts

(In Thousands)

		Charged
	Balance at	to Costs	Charged		Balance at
	Beginning	and	to Other		End of
Description	of Year	Expenses	Accounts	Write-offs	Year
Allowance for doubtful accounts
Year ended December 31, 2014	$3,856	$5,027	$88	$(2,594)	$6,377
Year ended December 31, 2013	$3,585	$1,982	$854	$(2,565)	$3,856
Year ended December 31, 2012	$1,201	$1,598	$3,571	$(2,785)	$3,585